Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Other Liabilities [abstract]
Accounts payable and accrued expenses	$ 1,475	$ 1,580
Accrued interest payable	13,226	10,936
Cash collateral	19,582	23,365
Commodity liabilities	13,996	11,716
Deferred income	4,149	3,830
Deferred income taxes	542	426	$ 439
Dividends payable	2,123	1,975
Employee benefit liabilities	1,924	1,611
Held for sale liabilities		2,560
Insurance related liabilities	36	194
Lease liabilities	4,673	4,764
Negotiable instruments	1,702	1,684
Payable to brokers, dealers and clients	8,270	8,065
Payroll and related compensation	11,781	9,089
Precious metals certificates	743	775
Provisions	793	644
Short-term borrowings of subsidiaries		4,507
Taxes payable	2,398	2,962
Other	7,264	5,339
Other liabilities	$ 94,677	$ 96,022